PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 114,540	$ 107,363
Accumulated depreciation	91,569	83,686
Property and equipment, net	22,971	23,677
Depreciation expenses	8,912	8,834	$ 10,001
Computer, peripheral equipment and software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	95,930	90,054
Accumulated depreciation	78,711	72,236
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	11,989	11,121
Accumulated depreciation	8,677	7,710
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	6,621	6,188
Accumulated depreciation	$ 4,181	$ 3,740